Right-of-use Assets - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Cash outflow for leases	€ 1,942	€ 1,241	€ 816
Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lessee operating lease term of contract	5 years
Bottom of range [member] | Machinery [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lessee operating lease term of contract	10 years
Term of rental contract	4 years
Top of range [member] | Machinery [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lessee operating lease term of contract	15 years
Term of rental contract	6 years
Top of range [member] | Real Estate Leases [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Lessee operating lease term of contract	10 years
Los Angeles USA And Washington DC USA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets	€ 1,438	€ 1,995	€ 2,004